Reconciliation of the Beginning and Ending Balances for the Company's Level 3 Assets and Liabilities Measured at Fair Value on a Recurring Basis (Detail) - USD ($) $ in Thousands	6 Months Ended		12 Months Ended
	Jun. 30, 2016	Jun. 30, 2015	Dec. 31, 2015	Dec. 31, 2014
Available-for-sale Securities
Fair Value Assets And Liabilities Measured On Recurring Basis Unobservable Input Reconciliation Calculation [Roll Forward]
Beginning balance	$ 7,131,539	$ 5,814,468	$ 5,814,468	$ 4,022,234
Net income	(31,215)	(1,519)	(19,907)	(509)
Other comprehensive income (loss)	634,135	(160,375)	(340,385)	160,647
Purchases and issuances	789,236	833,257	1,982,906	1,637,862
Sales and settlements	(120,448)	(145,231)	(361,220)	(168,160)
Transfer into and/or out of Level 3, net	(204,112)	39,914	55,677	162,394
Ending balance	8,199,135	6,380,514	7,131,539	5,814,468
Realized gains (losses) included in net Income related to financial instruments	(30,586)	(5,893)	(27,490)	(10,201)
Available-for-sale Securities | States and political subdivisions
Fair Value Assets And Liabilities Measured On Recurring Basis Unobservable Input Reconciliation Calculation [Roll Forward]
Beginning balance	499
Other comprehensive income (loss)	1,544		(1)
Purchases and issuances	15,538		500
Ending balance	17,581		499
Available-for-sale Securities | Foreign government
Fair Value Assets And Liabilities Measured On Recurring Basis Unobservable Input Reconciliation Calculation [Roll Forward]
Beginning balance	33,373	34,147	34,147	33,284
Other comprehensive income (loss)	769	(97)	(774)	863
Ending balance	34,142	34,050	33,373	34,147
Available-for-sale Securities | Public utilities
Fair Value Assets And Liabilities Measured On Recurring Basis Unobservable Input Reconciliation Calculation [Roll Forward]
Beginning balance	649,858	521,199	521,199	201,195
Net income			(1,025)	(63)
Other comprehensive income (loss)			(26,113)	21,494
Purchases and issuances			161,600	205,774
Sales and settlements			(5,803)	(8,435)
Transfer into and/or out of Level 3, net				101,234
Ending balance			649,858	521,199
Realized gains (losses) included in net Income related to financial instruments			(1,024)	(63)
Available-for-sale Securities | Corporate securities
Fair Value Assets And Liabilities Measured On Recurring Basis Unobservable Input Reconciliation Calculation [Roll Forward]
Beginning balance	6,371,739	5,212,561	5,212,561	3,727,803
Net income			(19,428)	(3,046)
Other comprehensive income (loss)			(313,328)	138,923
Purchases and issuances			1,820,806	1,432,088
Sales and settlements			(329,689)	(144,367)
Transfer into and/or out of Level 3, net			817	61,160
Ending balance	8,078,960		6,371,739	5,212,561
Realized gains (losses) included in net Income related to financial instruments			(26,502)	(11,865)
Available-for-sale Securities | Collateralized debt obligations
Fair Value Assets And Liabilities Measured On Recurring Basis Unobservable Input Reconciliation Calculation [Roll Forward]
Beginning balance	21,164	45,229	45,229	56,872
Net income	11	473	516	2,488
Other comprehensive income (loss)	648	255	(167)	(592)
Sales and settlements	(2)	(23,982)	(24,414)	(13,539)
Transfer into and/or out of Level 3, net		6,829
Ending balance	21,821	28,804	21,164	45,229
Realized gains (losses) included in net Income related to financial instruments	11	32	36	1,615
Available-for-sale Securities | Mortgage-backed securities
Fair Value Assets And Liabilities Measured On Recurring Basis Unobservable Input Reconciliation Calculation [Roll Forward]
Beginning balance	54,906	1,332	1,332	3,080
Net income	863	22	30	112
Other comprehensive income (loss)	(333)	(2)	(2)	(41)
Sales and settlements	(8,805)	(616)	(1,314)	(1,819)
Transfer into and/or out of Level 3, net		9,943	54,860
Ending balance	46,631	10,679	54,906	1,332
Realized gains (losses) included in net Income related to financial instruments	838	22		112
Available-for-sale Securities | Corporate Debt Securities Public
Fair Value Assets And Liabilities Measured On Recurring Basis Unobservable Input Reconciliation Calculation [Roll Forward]
Beginning balance	7,021,597	5,733,760	5,733,760
Net income	(32,089)	(2,014)
Other comprehensive income (loss)	631,507	(160,531)
Purchases and issuances	773,698	833,257
Sales and settlements	(111,641)	(120,633)
Transfer into and/or out of Level 3, net	(204,112)	23,142
Ending balance	8,078,960	6,306,981	7,021,597	5,733,760
Realized gains (losses) included in net Income related to financial instruments	(31,435)	(5,947)
Reserve at Fair Value
Fair Value Assets And Liabilities Measured On Recurring Basis Unobservable Input Reconciliation Calculation [Roll Forward]
Beginning balance	(18,096,009)	(17,052,283)	(17,052,283)	(11,943,461)
Net income	(1,707,858)	634,271	273,778	(4,077,424)
Purchases and issuances	(2,042,367)	(1,234,012)	(2,687,078)	(2,166,876)
Sales and settlements	702,723	649,652	1,369,574	1,135,478
Ending balance	(21,143,511)	(17,002,372)	(18,096,009)	(17,052,283)
Realized gains (losses) included in net Income related to financial instruments	(3,750,225)	(599,741)	(2,413,300)	(6,244,300)
Derivative Assets
Fair Value Assets And Liabilities Measured On Recurring Basis Unobservable Input Reconciliation Calculation [Roll Forward]
Beginning balance	2,350	11,583	11,583	8,666
Net income	203,480	157,642	182,923	240,700
Sales and settlements	(143,959)	(133,256)	(192,156)	(237,783)
Ending balance	61,871	35,969	2,350	11,583
Realized gains (losses) included in net Income related to financial instruments	59,521	24,386	2,917	2,917
Derivative liability
Fair Value Assets And Liabilities Measured On Recurring Basis Unobservable Input Reconciliation Calculation [Roll Forward]
Beginning balance	(33,812)	(757)	(757)	(29,251)
Net income	(79,056)	(140,443)	(179,854)	(128,330)
Sales and settlements	100,928	85,240	146,799	156,824
Ending balance	(11,940)	(55,960)	(33,812)	(757)
Realized gains (losses) included in net Income related to financial instruments	$ (21,873)	$ (55,204)	$ (28,494)	$ 28,494